Finite-Lived Intangible Assets (Detail) - USD ($) $ in Millions		Jun. 30, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 10,137	$ 10,956
Accumulated Amortization		(5,302)	(3,975)
Net Carrying Amount		4,835	6,981
Technology-based
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	[1]	6,187	6,440
Accumulated Amortization	[1]	(3,410)	(2,615)
Net Carrying Amount	[1]	2,777	3,825
Marketing-related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,974	1,518
Accumulated Amortization		(540)	(324)
Net Carrying Amount		1,434	1,194
Contract-based
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,344	2,266
Accumulated Amortization		(862)	(716)
Net Carrying Amount		482	1,550
Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		632	732
Accumulated Amortization		(490)	(320)
Net Carrying Amount		$ 142	$ 412

[1]	Goodwill acquired during fiscal year 2014 related to the acquisition of NDS. See Note 9 - Business Combinations for additional details.